Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 8) - Companhia Paranaense De Energia Copel [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Restricted net assets	R$ 21,905,004	R$ 20,363,311
Copel GET
Disclosure of subsidiaries [line items]
Restricted net assets	14,239,420	12,748,168
Copel DIS
Disclosure of subsidiaries [line items]
Restricted net assets	7,665,584	6,782,866
Compagas [Member]
Disclosure of subsidiaries [line items]
Restricted net assets	0	514,666
U E G Araucaria [Member]
Disclosure of subsidiaries [line items]
Restricted net assets	R$ 0	R$ 317,611